Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	4 Months Ended	9 Months Ended
	Apr. 15, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Operating expenses		$ 213,935	$ 203,476
The Cool Pool | Voyage, charter hire and commission expenses
Related Party Transaction [Line Items]
Operating expenses	$ 2,900		2,700
Golar LNG Partners
Related Party Transaction [Line Items]
Distributions from related party	500		10,100
Golar LNG Partners | Disposal costs indemnification
Related Party Transaction [Line Items]
Related party costs	0		300
Golar LNG Partners | Hilli
Related Party Transaction [Line Items]
Payment of dividends	$ 7,800		$ 9,900
Hygo Energy Transition Ltd | Debt guarantee compensation
Related Party Transaction [Line Items]
Guarantor obligations, current carrying value				$ 422,300